TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2022	2021
Trade receivables	$506	$502
Collateral deposits(1)	603	434
Prepaids and others	53	83
Income tax receivables	66	30
Inventory	18	20
Other short-term receivables	75	77
	$1,321	$1,146
(1)    Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company’s risk management strategy.
As at December 31, 2022, 96% (2021: 89%) of trade receivables were current. The company does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2022 and 2021 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.